LEASES - Summary of maturities of lease payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	¥ 25,780
2024	2,433
Total lease payment	28,213
Less imputed interest	(748)
Total operating lease liabilities	¥ 27,465	$ 3,982	¥ 35,243